Other Receivables	12 Months Ended
Mar. 31, 2025
Other Receivables [Abstract]
OTHER RECEIVABLES

Note 7 — OTHER RECEIVABLES

Other receivables consist of the following:

	As of March 31,
	2024	2025	2025
	S$	S$	US$
Amount due from third parties	28,733	112,319	83,540
Deposits	342,439	344,221	256,021
Advance to a supplier*	—	800,000	595,017
Prepayments	126,137	188,922	140,515
Other receivables	497,309	1,445,462	1,075,093

*	Advance to a supplier was related to a purchase order.